Cover	May 26, 2022
Cover [Abstract]
Entity Registrant Name	CARO HOLDINGS INC.
Entity Central Index Key	0001678105
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 26, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-212268
Entity Address Address Line 1	848 Brickell Ave
Entity Address Address Line 2	Pent
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33131
City Area Code	604
Local Phone Number	445-4873
Entity Address Address Line 3	5